Note - 9 - Share Capital - Assumptions for the Fair Value Options (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Risk-free interest rate	0.91%	1.64%
Expected volatility	46.00%	44.00%
Expected dividend yield	0.00%	0.00%
Expected life (years)	3	3